Average Annual Total Returns - Retail Class - Transamerica International Equity	A 1 Year	A 5 Years	A 10 Years	A Since Inception	A Inception Date	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Years	A Return After Taxes on Distributions 10 Years	A Return After Taxes on Distributions Since Inception	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	A Return After Taxes on Distributions and Sale of Fund Shares Since Inception	C 1 Year	C 5 Years	C 10 Years	C Since Inception	C Inception Date	I 1 Year	I 5 Years	I 10 Years	I Since Inception	I Inception Date	R6 1 Year	R6 5 Years	R6 10 Years	R6 Since Inception	R6 Inception Date	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) 10 Years	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	0.46%	4.46%		4.67%	Mar. 01, 2011	0.44%	3.94%		4.05%	0.52%	3.47%		3.63%	4.57%	4.91%		4.56%	Mar. 01, 2011	6.77%	6.04%	6.14%		Dec. 18, 1992	6.84%	6.14%		3.84%	May 29, 2015	8.28%	7.97%	6.00%	5.50%